Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
VIECO USA, Inc. [Member]
Employee Benefit Plan [Line Items]
Employee Benefit Plan

(13)  Employee Benefit Plan

The Company has defined contribution plans, under which the Company pays fixed contributions into a separate entity, and additional contributions to the plans are based upon a percentage of the employees’ elected contributions. The Company will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized within selling, general and administrative expenses and research and development expenses in the condensed consolidated statements of operations and comprehensive loss, as incurred. Defined contributions were $3.1 million and $3.2 million for the nine months ended September 30, 2021 and 2020, respectively.

(13)  Employee Benefit Plan

The Company has defined contribution plans, under which the Company pays fixed contributions into a separate entity, and additional contributions to the plans are based upon a percentage of the employees’ elected contributions. The Company will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized within selling, general and administrative expenses and research and development expenses in the consolidated statements of operations and comprehensive loss, as incurred. Defined contributions were $4.0 million and $3.8 million for the years ended December 31, 2020 and 2019, respectively.